THE DTE ENERGY COMPANY MASTER PLAN TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
At December 31, 2025 and 2024 each of the Plans' respective interests in the net assets of the Master Trust were as follows:

	2025
	Plan's Interest in Master Trust Balances
	SSOP	Local 223 Plan	Local 17 Plan	Gas ISOP	Master Trust Balances
	(In thousands)
Investments, at fair value:
Registered investment companies and other equities	$270,040	$84,178	$19,822	$11,384	$385,424
DTE Energy common stock	318,832	205,896	36,072	22,539	583,339
Common/collective trusts	1,998,866	750,384	206,258	84,345	3,039,853
Assets held in Master Trust	$2,587,738	$1,040,458	$262,152	$118,268	$4,008,616

	2024
	Plan's Interest in Master Trust Balances
	SSOP	Local 223 Plan	Local 17 Plan	Gas ISOP	Master Trust Balances
	(In thousands)
Investments, at fair value:
Registered investment companies and other equities	$241,228	$73,397	$17,973	$9,848	$342,446
DTE Energy common stock	309,089	207,768	33,714	20,469	571,040
Common/collective trusts	1,756,577	658,096	172,880	72,209	2,659,762
Assets held in Master Trust	$2,306,894	$939,261	$224,567	$102,526	$3,573,248

The following is a summary of investment income in the Master Trust for the year ended December 31, 2025:

2025
(In thousands)
Net appreciation	$518,509
Dividends and interest	34,837
Total investment income	$553,346
The following tables present investments of the Master Trust measured and recorded at fair value on a recurring basis as of December 31, 2025 and 2024:

	2025
	Level 1	Other(a)	Total
	(In thousands)
Registered investment companies and other equities	$385,424	$—	$385,424
DTE Energy common stock	583,339	—	583,339
Common/collective trusts	—	3,039,853	3,039,853
Total Investments at fair value	$968,763	$3,039,853	$4,008,616
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(a)Amounts represent assets valued at NAV as a practical expedient for fair value.

	2024
	Level 1	Other(a)	Total
	(In thousands)
Registered investment companies and other equities	$342,446	$—	$342,446
DTE Energy common stock	571,040	—	571,040
Common/collective trusts	—	2,659,762	2,659,762
Total Investments at fair value	$913,486	$2,659,762	$3,573,248
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(a)Amounts represent assets valued at NAV as a practical expedient for fair value.